Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of the Carrying Value of Goodwill
A summary of the carrying value of goodwill is
as
follows:

	As at
	March 31, 2023	March 31, 2022
Gross carrying amount	$379,134	$150,684
Accumulated impairment of goodwill	(25,489)	(27,147)

Total	$353,645	$123,537

Summary of Movement in Goodwill by Reportable Segment
The movement in goodwill balance by reportable segment as at March 31, 2023 and 2022 is as follows:
Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2021	$123,979	$28,480	$152,459
Goodwill arising on acquisitions (Refer Note 4(e), 4(f))	1,312	—	1,312
Translation adjustment	(1,754)	(1,333)	(3,087)

Balance as at March 31, 2022	$123,537	$27,147	$150,684

Goodwill arising on acquisitions (Refer Note 4(a), 4(b), 4(c), 4(d))	238,725	—	238,725
Translation adjustment	(8,617)	(1,658)	(10,275)

Balance as at March 31, 2023	$353,645	$25,489	$379,134

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2021	$—	$28,480	$28,480
Translation adjustment	—	(1,333)	(1,333)

Balance as at March 31, 2022	$—	$27,147	$27,147

Translation adjustment	—	(1,658)	(1,658)

Balance as at March 31, 2023	$—	$25,489	$25,489

Carrying Value of Goodwill Allocated to Cash Generating Units
The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2023	2022
Vuram	$105,959	$—
The Smart Cube	86,819	—
HealthHelp	39,082	39,082
Research and Analytics	38,787	42,051
Denali	29,542	29,542
OptiBuy	26,400	—
Insurance	15,410	—
WNS Global BPM*	4,735	4,934
South Africa	3,713	4,522
Technology services	3,198	3,406

	$353,645	$123,537

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance goodwill.

Key Assumptions Used in Performing Impairment Test, by each CGU
The key assumptions used in performing the impairment test during the year ended March 31, 2023, by each CGU, were as follows:

	CGU’s
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services	Vuram	Insurance	Smart Cube	Optibuy
Discount rate	14.3%	17%	11.5%	14.3%	11.5%	11.6%	13.5%	14.3%	12.0%	11.6%
Perpetual growth rate	4.0%	3.0%	2.5%	4.0%	2.5%	2.0%	3.0%	4.0%	3.0%	2.5%

	CGU’s
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services
Discount rate	14.9%	15.5%	11.7%	14.9%	11.7%	13.0%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance CGUs.